CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Sale of products	$ 3,365	$ 5,882	$ 4,802
Services rendered	893	826	843
Total revenues	4,258	6,708	5,645
Cost of revenues:
Cost of products sold	1,777	2,507	1,564
Cost of services rendered	699	454	456
Total cost of revenues	2,479	2,961	2,020
Gross profit	1,779	3,747	3,625
Research and development costs - net	625	682	643
Marketing and selling	1,022	1,371	1,244
General and administrative	866	734	656
Operating Profit (loss)	(734)	960	1,082
Financial income (expenses) - net	(278)	(134)	31
Profit (loss) before other expenses	(1,012)	826	1,113
Other expenses		(2)	(24)
Profit (loss) before taxes on income	(1,012)	824	1,089
Taxes on income
Net Profit (loss) for the year	$ (1,012)	$ 824	$ 1,089
Profit (loss) per share:
Basic earnings (loss) per share	$ (0.013)	$ 0.012	$ 0.016
Diluted earnings (loss) per share	$ (0.013)	$ 0.012	$ 0.015
Weighted average number of shares used in Computation of loss per share -
Basic	78,155	70,042	69,653
Diluted	78,155	71,639	71,309